Average Annual Total Returns{- Total Market Index Portfolio} - 02.28 VIP Total Market Index Portfolio_Initial, Service Class, Service 2 PRO-05 - Total Market Index Portfolio	Initial Class Return Before Taxes Past 1 year	Initial Class Return Before Taxes Since Inception		Initial Class Return Before Taxes Inception Date	Service Class Return Before Taxes Past 1 year	Service Class Return Before Taxes Since Inception		Service Class Return Before Taxes Inception Date	Service Class 2 Return Before Taxes Past 1 year	Service Class 2 Return Before Taxes Since Inception		Service Class 2 Return Before Taxes Inception Date	IXYSR Past 1 year	IXYSR Since Inception
Total	20.30%	15.16%	[1]	Apr. 17, 2018	20.20%	19.02%	[1]	Apr. 11, 2019	19.98%	14.87%	[1]	Apr. 17, 2018	20.54%	15.25%	[1]

[1]	(a)From April 17, 2018 for Initial Class and Service Class 2; and April 11, 2019 for Service Class.